Note 10 - Noncontrolling Interest (Details) - Activity in Noncontrolling Interest (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Activity in Noncontrolling Interest [Abstract]
Balance December 31, 2014	$ 832,711	$ 786,803	$ 786,803	$ 0
Earnings allocated to noncontrolling interest	6,483	10,671	45,908	19,976
Balance March 31, 2015	$ 839,194		$ 832,711	$ 786,803